Shareholder Report, Average Annual Return (Details)	12 Months Ended	21 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000028758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028755
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	19.88%		6.07%	9.06%
C000028757
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	23.27%		6.19%	8.71%
C000028761
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000135456
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000028765
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028762
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	16.67%		9.96%	7.89%
C000028764
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	19.94%		10.11%	7.56%
C000028768
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000028751
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028748
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	28.15%		12.20%	10.73%
C000028750
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	31.78%		12.33%	10.36%
C000028754
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000254617
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000028758
Average Annual Return [Line Items]
Average Annual Return, Percent	25.52%		7.26%	9.80%
Without Sales Load [Member] | C000028755
Average Annual Return [Line Items]
Average Annual Return, Percent	25.20%		7.00%	9.53%
Without Sales Load [Member] | C000028757
Average Annual Return [Line Items]
Average Annual Return, Percent	24.27%		6.19%	8.71%
Without Sales Load [Member] | C000028761
Average Annual Return [Line Items]
Average Annual Return, Percent	25.44%		7.20%	9.77%
Without Sales Load [Member] | C000135456
Average Annual Return [Line Items]
Average Annual Return, Percent	25.51%		7.28%	9.86%
Without Sales Load [Member] | C000028765
Average Annual Return [Line Items]
Average Annual Return, Percent	22.11%		11.21%	8.64%
Without Sales Load [Member] | C000028762
Average Annual Return [Line Items]
Average Annual Return, Percent	21.82%		10.93%	8.36%
Without Sales Load [Member] | C000028764
Average Annual Return [Line Items]
Average Annual Return, Percent	20.94%		10.11%	7.56%
Without Sales Load [Member] | C000028768
Average Annual Return [Line Items]
Average Annual Return, Percent	22.19%		11.19%	8.70%
Without Sales Load [Member] | C000028751
Average Annual Return [Line Items]
Average Annual Return, Percent	34.15%		13.47%	11.48%
Without Sales Load [Member] | C000028748
Average Annual Return [Line Items]
Average Annual Return, Percent	33.82%		13.17%	11.21%
Without Sales Load [Member] | C000028750
Average Annual Return [Line Items]
Average Annual Return, Percent	32.78%		12.33%	10.36%
Without Sales Load [Member] | C000028754
Average Annual Return [Line Items]
Average Annual Return, Percent	34.16%		13.45%	11.50%
Without Sales Load [Member] | C000254617
Average Annual Return [Line Items]
Average Annual Return, Percent	33.77%	20.69%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%		13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%		13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%		13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%		13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%		13.41%	15.51%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	20.23%		9.05%	9.66%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	20.23%		9.05%	9.66%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	20.23%		9.05%	9.66%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	20.23%		9.05%	9.66%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%		13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%		13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%		13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%		13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	18.41%
AllianceBernstein Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	38.54%		10.28%	11.28%
AllianceBernstein Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	38.54%		10.28%	11.28%
AllianceBernstein Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	38.54%		10.28%	11.28%
AllianceBernstein Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	38.54%		10.28%	11.28%
AllianceBernstein Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	38.54%		10.28%	11.28%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	27.09%		11.17%	11.52%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	27.09%		11.17%	11.52%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	27.09%		11.17%	11.52%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	27.09%		11.17%	11.52%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	27.09%	17.55%